Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Stock Portfolio
Entity Central Index Key	0001473646
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000081816
Shareholder Report [Line Items]
Fund Name	Stock Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Stock Portfolio (the "Fund") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Stock Fund. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Stock Portfolio	$35	0.63%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.63%
AssetsNet	$ 703,812,222
Holdings Count | Holding	53
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$703,812,222
# of Portfolio Holdings	53
Portfolio Turnover Rate	19%

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Utilities	1.5%
Short-Term Investments	1.6%
Real Estate	1.9%
Materials	2.0%
Energy	2.0%
Consumer Staples	3.8%
Consumer Discretionary	8.8%
Industrials	11.1%
Communication Services	11.2%
Health Care	11.8%
Financials	12.2%
Information Technology	32.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Microsoft Corp.	8.4%
Apple, Inc.	7.2%
NVIDIA Corp.	7.2%
Alphabet, Inc., Class C	4.8%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc., Class A	2.9%
Broadcom, Inc.	2.6%
Eli Lilly & Co.	2.5%
AbbVie, Inc.	2.4%
Walmart, Inc.	2.4%
Total	45.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]